Background and Recent Acquisitions (Details) - USD ($)		3 Months Ended	12 Months Ended
	May 09, 2018	Mar. 31, 2019	Dec. 31, 2018
Description of acquired assets		Post-Closing obligations under assigned contracts and issued GACP a note payable in the amount of $12,500,000, through the deemed simultaneous financing of such purchase price to the Purchasers under the Credit Agreement.	Post-Closing obligations under assigned contracts and paid to GACP the sum of $12,500,000, through the deemed simultaneous financing of such purchase price to the Purchasers under the Credit Agreement.
CrowdPay [Member]
Shares of common stock will issued	87,500,000
OmniSoft [Member]
Shares of common stock will issued	55,000,000
Maximum [Member]
Capital raise		$ 50,000,000	$ 50,000,000
Minimum [Member]
Capital raise		$ 10,000,000	$ 10,000,000